CAPITAL LEASE OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Leases, Capital [Abstract]
Schedule of capital leased assets

		September 30, 2015	December 31, 2014
	Useful Life (Years)
Computer equipment and software	3	$1,344,091	$1,179,211
Phone System	3	15,011	15,011
		1,359,102	1,194,222
Less accumulated depreciation		(934,002)	(803,353)
		$425,100	$390,869

		December 31, 2014	December 31, 2013
	Useful Life (Years)
Computer equipment and software	3	$1,179,211	$672,027
Phone System	3	15,011	15,011
		1,194,222	687,038
Less accumulated depreciation		(803,353)	(659,443)
		$390,869	$27,595

Schedule of future minimum payments required under capital leases

2015	$58,596
2016	234,383
2017	113,649
2018	41,233

Total future payments	447,861
Less amount representing interest	9,757

Present value of future minimum payments	438,104
Less current portion	225,918

Long-term portion	$212,186

2015	$196,729
2016	179,406
2017	58,673

Total future payments	434,808
Less amount representing interest	21,213

Present value of future minimum payments	413,595
Less current portion	182,388

Long-term portion	$231,207